Preferred and Common Shares and Additional Paid in Capital - Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 14, 2015	Feb. 20, 2014	Mar. 20, 2015	Mar. 21, 2014	Mar. 21, 2013	May. 03, 2013	May. 18, 2015	May. 31, 2014	Jul. 11, 2014	Jun. 27, 2013	Jul. 31, 2014	Jul. 25, 2013	Aug. 19, 2014	Sep. 11, 2013	Oct. 07, 2013	Oct. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 23, 2009	Nov. 22, 2009
Class of Stock [Line Items]
Number of shares vested																	394,167	449,842	21,333
Offering expenses												$ 2,167			$ 2,716		$ 974	$ 0	$ 4,883
Public offering, price per share	$ 5						$ 3.2								$ 8.8
Proceeds from issuance of common stock	$ 242,211						$ 175,586					$ 77,898			$ 68,124		$ 418,771	$ 0	$ 150,905
Common shares offered in public offering	49,000,418						56,250,000					15,338,861			8,050,000
Granted																	676,150	586,009	279,333
Shares to acquire business									54,104,200
Preferred Stock
Class of Stock [Line Items]
Preferred Stock - Shares Authorized																	25,000,000	25,000,000
Preferred Stock - Par Value																	$ 0.01	$ 0.01
Preferred Stock - Shares Issued																	0	0
Common Stock
Class of Stock [Line Items]
Common Stock - Shares Authorized																	300,000,000	300,000,000			300,000,000	100,000,000
Common Stock - Par Value																	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Common Stock - Shares Issued																	219,105,712	109,426,236	29,059,671	5,400,810
Stock issued during period, share based compensation																	4,257,887	580,342	270,000
Common shares offered in public offering																	105,250,418		23,388,861
Equity Incentive Plan 2013
Class of Stock [Line Items]
Number of shares vested				239,333
Stock issued during period, share based compensation														239,333
Granted					239,333
Equity Incentive Plan 2014
Class of Stock [Line Items]
Number of shares vested			394,167
Stock issued during period, share based compensation								394,167
Granted		394,167
Former Chief Executive Officer
Class of Stock [Line Items]
Granted																			18,667
Company's former director
Class of Stock [Line Items]
Stock issued during period, share based compensation										12,000
Granted					12,000
Directors
Class of Stock [Line Items]
Number of shares vested		8,000
Stock issued during period, share based compensation								8,000
Granted		8,000
Oceanbulk
Class of Stock [Line Items]
Shares to acquire business									48,395,766
Pappas Companies
Class of Stock [Line Items]
Shares to acquire business									3,592,728
Heron Ventures Ltd
Class of Stock [Line Items]
Shares to acquire vessels									2,115,706
Interchart Shipping Inc.
Class of Stock [Line Items]
Percentage of total outstanding common shares																		33.00%
Shares to acquire business																		22,598
Oceanbulk Maritime S.A.
Class of Stock [Line Items]
Issuance of shares, representing the third installment																171,171
Renewal consultancy agreements | CEO
Class of Stock [Line Items]
Granted						28,000
Renewal consultancy agreements | First installment | CEO
Class of Stock [Line Items]
Number of shares vested																		9,333
Stock issued during period, share based compensation								9,333
Agreement to terminate the consultancy agreement | Former Chief Executive Officer
Class of Stock [Line Items]
Stock issued during period, share based compensation											168,842
Excel Vessels
Class of Stock [Line Items]
Shares to acquire vessels													29,917,312				4,257,887	25,659,425